Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bernstein Fund Inc
Entity Central Index Key	0001653463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000163285
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Advisor Class
Trading Symbol	IRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Small Cap (the "benchmark").  This was primarily driven by security selection, relative to the benchmark, with a small positive benefit from sector selection and implicit currency selection. The key driver of the outperformance was stock selection in industrials, where the Portfolio's defense sector holdings performed particularly well, along with security selection in financials. In addition, security selection in South Korea was a material contributor to performance over the 12-month period. An underweight to real estate was the primary contributor to positive sector selection, while an underweight to materials detracted from overall performance. Other detractors were primarily centered on company specific newsflow.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,062	$12,865	$13,103
09/18	$13,262	$13,091	$13,347
09/19	$12,241	$12,931	$12,595
09/20	$12,474	$13,319	$13,473
09/21	$16,243	$16,504	$17,927
09/22	$11,238	$12,351	$12,740
09/23	$13,547	$14,869	$15,162
09/24	$16,989	$18,638	$18,687
09/25	$20,570	$21,703	$21,664

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	21.08%	10.52%	7.66%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%
MSCI ACWI ex USA Small Cap Index (net)	15.93%	9.97%	8.22%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCYX-A for the most recent performance information.

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,186,118,756
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 10,944,896
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,186,118,756
# of Portfolio Holdings	300
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net)	$10,944,896

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	22.0%
Financials	15.7%
Information Technology	14.4%
Consumer Discretionary	10.7%
Materials	8.2%
Real Estate	5.5%
Health Care	5.0%
Communication Services	4.3%
Energy	4.2%
Consumer Staples	4.1%
Utilities	2.9%
Short-Term Investments	4.4%
Other Assets Less Liabilities	-1.4%

Material Fund Change [Text Block]
C000163291
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Class Z
Trading Symbol	IRCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Small Cap (the "benchmark").  This was primarily driven by security selection, relative to the benchmark, with a small positive benefit from sector selection and implicit currency selection. The key driver of the outperformance was stock selection in industrials, where the Portfolio's defense sector holdings performed particularly well, along with security selection in financials. In addition, security selection in South Korea was a material contributor to performance over the 12-month period. An underweight to real estate was the primary contributor to positive sector selection, while an underweight to materials detracted from overall performance. Other detractors were primarily centered on company specific newsflow.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,063	$12,865	$13,103
09/18	$13,264	$13,091	$13,347
09/19	$12,243	$12,931	$12,595
09/20	$12,477	$13,319	$13,473
09/21	$16,248	$16,504	$17,927
09/22	$11,242	$12,351	$12,740
09/23	$13,538	$14,869	$15,162
09/24	$16,979	$18,638	$18,687
09/25	$20,573	$21,703	$21,664

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Class Z	21.17%	10.52%	7.66%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%
MSCI ACWI ex USA Small Cap Index (net)	15.93%	9.97%	8.22%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCZX-A for the most recent performance information.

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,186,118,756
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 10,944,896
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,186,118,756
# of Portfolio Holdings	300
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net)	$10,944,896

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	22.0%
Financials	15.7%
Information Technology	14.4%
Consumer Discretionary	10.7%
Materials	8.2%
Real Estate	5.5%
Health Care	5.0%
Communication Services	4.3%
Energy	4.2%
Consumer Staples	4.1%
Utilities	2.9%
Short-Term Investments	4.4%
Other Assets Less Liabilities	-1.4%

Material Fund Change [Text Block]
C000163292
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	SCB Class
Trading Symbol	IRCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCSX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$147	1.33%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Small Cap (the "benchmark").  This was primarily driven by security selection, relative to the benchmark, with a small positive benefit from sector selection and implicit currency selection. The key driver of the outperformance was stock selection in industrials, where the Portfolio's defense sector holdings performed particularly well, along with security selection in financials. In addition, security selection in South Korea was a material contributor to performance over the 12-month period. An underweight to real estate was the primary contributor to positive sector selection, while an underweight to materials detracted from overall performance. Other detractors were primarily centered on company specific newsflow.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	SCB Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,920	$10,756	$10,993
09/17	$13,026	$12,865	$13,103
09/18	$13,194	$13,091	$13,347
09/19	$12,135	$12,931	$12,595
09/20	$12,349	$13,319	$13,473
09/21	$16,027	$16,504	$17,927
09/22	$11,057	$12,351	$12,740
09/23	$13,302	$14,869	$15,162
09/24	$16,632	$18,638	$18,687
09/25	$20,098	$21,703	$21,664

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
SCB Class	20.83%	10.23%	7.40%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%
MSCI ACWI ex USA Small Cap Index (net)	15.93%	9.97%	8.22%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCSX-A for the most recent performance information.

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,186,118,756
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 10,944,896
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,186,118,756
# of Portfolio Holdings	300
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net)	$10,944,896

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	22.0%
Financials	15.7%
Information Technology	14.4%
Consumer Discretionary	10.7%
Materials	8.2%
Real Estate	5.5%
Health Care	5.0%
Communication Services	4.3%
Energy	4.2%
Consumer Staples	4.1%
Utilities	2.9%
Short-Term Investments	4.4%
Other Assets Less Liabilities	-1.4%

Material Fund Change [Text Block]
C000163278
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Advisor Class
Trading Symbol	STEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STEYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Index (net) (the “benchmark”). Sector allocation contributed modestly positive results, relative to the benchmark, driven primarily by underweights in the consumer staples and materials sectors and an overweight in the industrials sector, which benefited from rising defense budgets in non-U.S. regions. An underweight to technology detracted from performance. However, overall contribution from sector allocation was minimal. Country allocation was also positive, as an underweight to India and overweights to South Korea and Spain each added to performance. The primary driver of outperformance, however, was security selection, which was strong across nearly all sectors and only detracted within health care. The most notable positive contributions came from the financials and industrials sectors.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which detracted from overall performance

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,942	$12,865
09/18	$13,095	$13,091
09/19	$12,570	$12,931
09/20	$12,825	$13,319
09/21	$15,393	$16,504
09/22	$11,396	$12,351
09/23	$13,584	$14,869
09/24	$17,380	$18,638
09/25	$22,156	$21,703

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	27.48%	11.55%	8.48%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STEYX-A for the most recent performance information.

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 9,472,485,845
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 53,376,092
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$9,472,485,845
# of Portfolio Holdings	81
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net)	$53,376,092

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	21.4%
Information Technology	12.1%
Consumer Discretionary	9.0%
Health Care	8.1%
Communication Services	7.8%
Energy	4.7%
Consumer Staples	3.2%
Utilities	2.8%
Real Estate	1.9%
Materials	1.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Material Fund Change [Text Block]
C000163284
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Class Z
Trading Symbol	STEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STEZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Index (net) (the “benchmark”). Sector allocation contributed modestly positive results, relative to the benchmark, driven primarily by underweights in the consumer staples and materials sectors and an overweight in the industrials sector, which benefited from rising defense budgets in non-U.S. regions. An underweight to technology detracted from performance. However, overall contribution from sector allocation was minimal. Country allocation was also positive, as an underweight to India and overweights to South Korea and Spain each added to performance. The primary driver of outperformance, however, was security selection, which was strong across nearly all sectors and only detracted within health care. The most notable positive contributions came from the financials and industrials sectors.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which detracted from overall performance

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,585	$10,756
09/17	$12,951	$12,865
09/18	$13,104	$13,091
09/19	$12,577	$12,931
09/20	$12,831	$13,319
09/21	$15,407	$16,504
09/22	$11,400	$12,351
09/23	$13,594	$14,869
09/24	$17,384	$18,638
09/25	$22,162	$21,703

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Class Z	27.49%	11.55%	8.48%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STEZX-A for the most recent performance information.

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 9,472,485,845
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 53,376,092
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$9,472,485,845
# of Portfolio Holdings	81
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net)	$53,376,092

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	21.4%
Information Technology	12.1%
Consumer Discretionary	9.0%
Health Care	8.1%
Communication Services	7.8%
Energy	4.7%
Consumer Staples	3.2%
Utilities	2.8%
Real Estate	1.9%
Materials	1.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Country Breakdown (% of Net Assets)

Value	Value
Japan	14.6%
United Kingdom	13.9%
China	9.5%
Italy	8.3%
South Korea	8.2%
Taiwan	6.2%
Spain	5.6%
Hong Kong	3.7%
United States	3.6%
Germany	3.5%
Canada	3.3%
Chile	2.5%
Switzerland	2.4%
France	2.1%
Others	11.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Material Fund Change [Text Block]
C000163277
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	SCB Class
Trading Symbol	STESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STESX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STESX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Index (net) (the “benchmark”). Sector allocation contributed modestly positive results, relative to the benchmark, driven primarily by underweights in the consumer staples and materials sectors and an overweight in the industrials sector, which benefited from rising defense budgets in non-U.S. regions. An underweight to technology detracted from performance. However, overall contribution from sector allocation was minimal. Country allocation was also positive, as an underweight to India and overweights to South Korea and Spain each added to performance. The primary driver of outperformance, however, was security selection, which was strong across nearly all sectors and only detracted within health care. The most notable positive contributions came from the financials and industrials sectors.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which detracted from overall performance

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	SCB Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,902	$12,865
09/18	$13,013	$13,091
09/19	$12,463	$12,931
09/20	$12,688	$13,319
09/21	$15,196	$16,504
09/22	$11,226	$12,351
09/23	$13,338	$14,869
09/24	$17,033	$18,638
09/25	$21,658	$21,703

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
SCB Class	27.15%	11.29%	8.22%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STESX-A for the most recent performance information.

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 9,472,485,845
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 53,376,092
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$9,472,485,845
# of Portfolio Holdings	81
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net)	$53,376,092

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	21.4%
Information Technology	12.1%
Consumer Discretionary	9.0%
Health Care	8.1%
Communication Services	7.8%
Energy	4.7%
Consumer Staples	3.2%
Utilities	2.8%
Real Estate	1.9%
Materials	1.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Country Breakdown (% of Net Assets)

Value	Value
Japan	14.6%
United Kingdom	13.9%
China	9.5%
Italy	8.3%
South Korea	8.2%
Taiwan	6.2%
Spain	5.6%
Hong Kong	3.7%
United States	3.6%
Germany	3.5%
Canada	3.3%
Chile	2.5%
Switzerland	2.4%
France	2.1%
Others	11.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Material Fund Change [Text Block]
C000163294
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Advisor Class
Trading Symbol	SCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, SCB Class, Advisor Class and Class Z shares of the Portfolio underperformed the Russell 2000 Index (the"benchmark"). From a quantitative perspective, an underweight to residual volatility and overweights to asset turnover and value detracted from performance, relative to the benchmark. While asset turnover and value exposures were detractors during the year, they are correlated with positive performance over the longer term. Similarly, while residual volatility detracted during the current period, it is generally associated with underperformance over the longer term. Conversely, the Portfolio’s exposure to companies with positive sentiment and momentum contributed to the Portfolio, along with an underweight to long-term reversal.

The Portfolio used derivatives in the form of futures for hedging purposes, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,287	$12,580	$13,174
09/18	$13,840	$14,833	$15,181
09/19	$12,470	$15,464	$13,832
09/20	$12,075	$17,807	$13,885
09/21	$17,826	$23,149	$20,506
09/22	$14,079	$19,568	$15,687
09/23	$16,107	$23,798	$17,088
09/24	$20,433	$32,449	$21,661
09/25	$21,250	$38,159	$23,992

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/29/15
Advisor Class	4.00%	11.97%	8.03%
S&P 500 Index	17.60%	16.47%	14.70%
Russell 2000 Index	10.76%	11.56%	9.38%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 732,509,031
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 5,548,505
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$732,509,031
# of Portfolio Holdings	275
Portfolio Turnover Rate	97%
Total Advisory Fees Paid (Net)	$5,548,505

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	18.5%
Financials	17.3%
Information Technology	15.9%
Health Care	15.7%
Consumer Discretionary	10.2%
Real Estate	5.5%
Energy	4.8%
Materials	3.3%
Utilities	2.9%
Communication Services	2.8%
Consumer Staples	2.1%
Short-Term Investments	1.8%
Other Assets Less Liabilities	-0.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NEXTracker, Inc. - Class A	$6,316,526	0.9%
Primoris Services Corp.	$5,795,326	0.8%
UMB Financial Corp.	$5,692,635	0.8%
Credo Technology Group Holding Ltd.	$5,546,285	0.7%
Hims & Hers Health, Inc.	$5,448,523	0.7%
SPX Technologies, Inc.	$5,344,523	0.7%
Fluor Corp.	$5,326,483	0.7%
ACI Worldwide, Inc.	$5,020,010	0.7%
AeroVironment, Inc.	$4,978,411	0.7%
Bridgebio Pharma, Inc.	$4,895,864	0.7%
Total	$54,364,586	7.4%

Material Fund Change [Text Block]
C000163300
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Class Z
Trading Symbol	SCRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, SCB Class, Advisor Class and Class Z shares of the Portfolio underperformed the Russell 2000 Index (the"benchmark"). From a quantitative perspective, an underweight to residual volatility and overweights to asset turnover and value detracted from performance, relative to the benchmark. While asset turnover and value exposures were detractors during the year, they are correlated with positive performance over the longer term. Similarly, while residual volatility detracted during the current period, it is generally associated with underperformance over the longer term. Conversely, the Portfolio’s exposure to companies with positive sentiment and momentum contributed to the Portfolio, along with an underweight to long-term reversal.

The Portfolio used derivatives in the form of futures for hedging purposes, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,280	$12,580	$13,174
09/18	$13,838	$14,833	$15,181
09/19	$12,481	$15,464	$13,832
09/20	$12,077	$17,807	$13,885
09/21	$17,839	$23,149	$20,506
09/22	$14,101	$19,568	$15,687
09/23	$16,124	$23,798	$17,088
09/24	$20,459	$32,449	$21,661
09/25	$21,279	$38,159	$23,992

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/29/15
Class Z	4.01%	11.99%	8.05%
S&P 500 Index	17.60%	16.47%	14.70%
Russell 2000 Index	10.76%	11.56%	9.38%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 732,509,031
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 5,548,505
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$732,509,031
# of Portfolio Holdings	275
Portfolio Turnover Rate	97%
Total Advisory Fees Paid (Net)	$5,548,505

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	18.5%
Financials	17.3%
Information Technology	15.9%
Health Care	15.7%
Consumer Discretionary	10.2%
Real Estate	5.5%
Energy	4.8%
Materials	3.3%
Utilities	2.9%
Communication Services	2.8%
Consumer Staples	2.1%
Short-Term Investments	1.8%
Other Assets Less Liabilities	-0.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NEXTracker, Inc. - Class A	$6,316,526	0.9%
Primoris Services Corp.	$5,795,326	0.8%
UMB Financial Corp.	$5,692,635	0.8%
Credo Technology Group Holding Ltd.	$5,546,285	0.7%
Hims & Hers Health, Inc.	$5,448,523	0.7%
SPX Technologies, Inc.	$5,344,523	0.7%
Fluor Corp.	$5,326,483	0.7%
ACI Worldwide, Inc.	$5,020,010	0.7%
AeroVironment, Inc.	$4,978,411	0.7%
Bridgebio Pharma, Inc.	$4,895,864	0.7%
Total	$54,364,586	7.4%

Material Fund Change [Text Block]
C000163293
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	SCB Class
Trading Symbol	SCRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRSX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, SCB Class, Advisor Class and Class Z shares of the Portfolio underperformed the Russell 2000 Index (the"benchmark"). From a quantitative perspective, an underweight to residual volatility and overweights to asset turnover and value detracted from performance, relative to the benchmark. While asset turnover and value exposures were detractors during the year, they are correlated with positive performance over the longer term. Similarly, while residual volatility detracted during the current period, it is generally associated with underperformance over the longer term. Conversely, the Portfolio’s exposure to companies with positive sentiment and momentum contributed to the Portfolio, along with an underweight to long-term reversal.

The Portfolio used derivatives in the form of futures for hedging purposes, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	SCB Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,545	$10,606	$10,911
09/17	$12,230	$12,580	$13,174
09/18	$13,751	$14,833	$15,181
09/19	$12,356	$15,464	$13,832
09/20	$11,933	$17,807	$13,885
09/21	$17,579	$23,149	$20,506
09/22	$13,856	$19,568	$15,687
09/23	$15,805	$23,798	$17,088
09/24	$20,004	$32,449	$21,661
09/25	$20,756	$38,159	$23,992

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/29/15
SCB Class	3.76%	11.71%	7.77%
S&P 500 Index	17.60%	16.47%	14.70%
Russell 2000 Index	10.76%	11.56%	9.38%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 732,509,031
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 5,548,505
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$732,509,031
# of Portfolio Holdings	275
Portfolio Turnover Rate	97%
Total Advisory Fees Paid (Net)	$5,548,505

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	18.5%
Financials	17.3%
Information Technology	15.9%
Health Care	15.7%
Consumer Discretionary	10.2%
Real Estate	5.5%
Energy	4.8%
Materials	3.3%
Utilities	2.9%
Communication Services	2.8%
Consumer Staples	2.1%
Short-Term Investments	1.8%
Other Assets Less Liabilities	-0.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NEXTracker, Inc. - Class A	$6,316,526	0.9%
Primoris Services Corp.	$5,795,326	0.8%
UMB Financial Corp.	$5,692,635	0.8%
Credo Technology Group Holding Ltd.	$5,546,285	0.7%
Hims & Hers Health, Inc.	$5,448,523	0.7%
SPX Technologies, Inc.	$5,344,523	0.7%
Fluor Corp.	$5,326,483	0.7%
ACI Worldwide, Inc.	$5,020,010	0.7%
AeroVironment, Inc.	$4,978,411	0.7%
Bridgebio Pharma, Inc.	$4,895,864	0.7%
Total	$54,364,586	7.4%

Material Fund Change [Text Block]